Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Regan Total Return Income Fund | Regan Total Return Income Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.85%	6.98%	7.60%	(2.01%)	7.18%